Derivatives and Hedging Activities (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Goldman Sachs [Member]	Dec. 31, 2012 Interest Rate Swap [Member] Construction loan interest rate swap [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Construction loan interest rate swap [Member]	Dec. 31, 2012 Interest Rate Swap [Member] Mortgage Loan Interest Rate Swap [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Mortgage Loan Interest Rate Swap [Member]	Dec. 31, 2012 Interest Rate Swap [Member] Goldman Sachs [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Goldman Sachs [Member]	Jun. 25, 2009 Interest Rate Swap [Member] Goldman Sachs [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized loss net of tax related to the fair value of the interest rate swap recorded in accumulated other comprehensive loss	$ (4,173,000)	$ (4,736,000)	$ (4,151,000)	$ (2,664,000)		$ (2,500,000)	$ (2,600,000)	$ (1,700,000)	$ (2,200,000)
Interest rate swaps, accumulated other comprehensive loss expected to be reclassified into earnings in next twelve months	800,000
Notional amount of non-designated hedges of interest rate swap												97,000,000
Rate of fixed-rate payments for interest rate swap												5.3075%
Cash collateral deposit	37,694,000	36,041,000			36,041,000					37,694,000	36,041,000
Total amount of fair value recorded in accrued expenses	2,253,000	2,366,000							130,000	2,000,000	2,000,000
Termination value of obligations	$ 33,000,000